Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 12, 2011
Global Real Estate Investments Fund (Prospectus Summary) | Global Real Estate Investments Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GLOBAL REAL ESTATE INVESTMENTS FUND (the "Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is total return through a combination of current income and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund based on the net assets of the Fund as of December 31,
2010. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares. More information about these and other discounts is available from your financial professional and in the "How to Purchase Shares" section on page 29 of the Fund's Prospectus and the "Purchase, Redemption and Pricing of Shares"
section on page B-19 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 848% of the average value of its portfolio. Given the Fund's high rate of portfolio turnover and the fact that REIT dividends and premiums from expired call options are generally taxable at ordinary income rates, the Fund may be more appropriate for investment by IRAs and other tax-deferred accounts.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	848.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's strategy is to invest its net assets exclusively in publicly-traded
REITs and other publicly-traded real estate securities that are included in the
FTSE EPRA/NAREIT Developed Real Estate Index (the "Index").  REITs are typically small or medium capitalization stocks which fall within the range of $250 million to $5 billion in equity market capitalization. Under normal circumstances, the Fund invests at least 40% of its net assets in the securities of issuers located in at least three foreign countries.  The Fund also seeks to enhance current income by writing (selling) covered call options. The Adviser uses both a quantitative screening process and a qualitative stock selection process when selecting Index securities for investment by the Fund in connection with its strategy.

Quantitative Screening Process: The Adviser and Green Street Advisors of Newport
Beach, California, an independent research and consulting firm concentrating on publicly-traded real estate securities, have designed a proprietary quantitative screening process, the Global Real Estate Investment Model (the "Model"), which the Adviser uses to screen for the securities in which the Fund may invest. The
Model identifies qualifying securities exclusively from among those contained in the Index for evaluation by the Adviser ("Qualifying Securities").

Qualitative Stock Selection Process: All Qualifying Securities are evaluated by the Adviser in determining appropriate investments for the Fund. The Adviser selects the top 40 to 50 securities from among the 80 Qualifying Securities based on its assessment of certain factors including, but not limited to, management quality, balance sheet strength, debt structure and maturities, lease term and renewal schedule, tenant credit quality, regional macroeconomic conditions and trends and projected demand drivers and supply constraints for space. The Adviser may sell a security held in the Fund's portfolio when it no longer qualifies under the parameters established by the Model.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the Fund's shares.

Limited Operating History of the Adviser. The Adviser has a
limited operating history and no experience managing a
open-end mutual fund. The Advisor's only experience managing an investment company has been managing the Fund in its prior form as a closed-end investment company.  However, the
Portfolio Manager has experience managing open-end investment companies.

Investment and Market Risk. An investment in the Fund's common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund's common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets.
The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The
Fund's common shares at any point in time may be worth less
than the original investment, even after taking into account any reinvestment of dividends and distributions.

Issuer Risk. The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons
which directly relate to the issuer, such as management
performance, financial leverage and reduced demand for the
issuer's goods and services.

Real Estate Securities Risks. The Fund does not invest in real estate directly, but because the Fund concentrates its
investments in REITs and publicly traded real estate
securities in the Index which are defined as securities of any issuer that derived in the previous full fiscal year at least
75% of its total EBIDA from either (i) the ownership,
development, construction, financing, management or sale of
commercial real estate or (ii) products or services related to the real estate industry, like building supplies or mortgage servicing, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more
diversified portfolio. The value of the Fund's common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate
industry, including: (i) changes in general economic and
market conditions; (ii) changes in the value of real estate
properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in
property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of
property to tenants; (viii) the availability of financing and
(ix) changes in interest rates.

Small to Medium Capitalization Company Risk. The Fund
concentrates its investments in real estate related
securities. Many issuers of real estate securities are small to medium capitalization companies which may be newly formed or have limited product lines, distribution channels and
financial and managerial resources. This may cause the Fund's net asset value to be more volatile when compared to
investment companies that focus only on large capitalization companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available,
(ii) more limited product lines or markets and less mature
businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories.

Common Stock Risk. The Fund invests its net assets in common stocks and writes covered call options on shares owned by the
Fund. Common stocks are more volatile and more risky than some other forms of investment, subject to changes in investors'
perceptions of the financial condition of an issuer, the
general condition of the relevant stock market or when
political or economic events affecting the issuers occur. The common stocks in which the Fund invests are structurally
subordinated to preferred securities, bonds and other debt
instruments in a company's capital structure in terms of
priority to corporate income and assets and, therefore, will be subject to greater risk than the preferred securities or
debt instruments of such issuers.

Options Related Risk. There are numerous risks associated with transactions in options on securities. A decision as to
whether, when and how to use covered call options involves the exercise of skill and judgment, and even a well-conceived
transaction may be unsuccessful to some degree because of
market behavior or unexpected events. As the writer of a
covered call option, the Fund forgoes, during the life of the covered call option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the covered call option, but has retained the risk of loss, minus the option premium received, should the price of the underlying security decline.  The use of options may
require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, will
limit the amount of appreciation the Fund can realize above
the exercise price of an option, or may cause the Fund to hold a security that it might otherwise sell.

Foreign Securities Risk. The Fund may invest without
limitation in foreign securities; provided, however, that the
Fund limits its investments in issuers located in any single foreign country to no more than 25% of its net assets.
Investments in foreign securities involve certain risks not
generally associated with investments in the securities of
United States issuers, such as limited available information, varying accounting standards and reduced liquidity, currency fluctuation risk, possible imposition of withholding or
confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic
developments and the difficulty of enforcing obligations in
other countries. Dividends paid on foreign securities may not qualify for the reduced federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended (the "Code") and may not be designated as qualified dividend income. See "U.S. Federal Income Tax Matters."

Management Risk. The Adviser's securities selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar
investment goals. If one or more key individuals leave the
employ of the Adviser, the Adviser may not be able to hire
qualified replacements, or may require an extended time to do
so. This could prevent the Fund from achieving its investment objective.

Portfolio Turnover Risk. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions and may generate short-term capital gains taxable as ordinary
income. The Fund's very high portfolio turnover rates, 848% in the most recent fiscal year, has resulted in slightly higher
Fund expenses. Such high turnover rates are likely to cause
all of the Fund's capital gain distributions to be
characterized as short-term capital gains, which are taxable at ordinary income rates. Given the Fund's high rate of
portfolio turnover and the fact that REIT dividends and
premiums from expired call options are generally taxable at
ordinary income rates, the Fund may be more appropriate for
investment by IRAs and other tax-deferred accounts.

Risk, Lose Money	rr_RiskLoseMoney	Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the returns for the Fund. The bar chart shows the Fund's performance for the last calendar year. The table shows how the Fund's average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the FTSE EPRA/NAREIT Developed
Real Estate Index, which represents a broad measure of market performance. The
Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.ascentre.com or by calling the Fund toll-free at (866) 622-3864.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below illustrate the returns for the Fund. The bar chart shows the Fund's performance for the last calendar year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(866) 622-3864
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ascentre.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  2010 Q3 16.54%
Worst Quarter: 2010 Q2 -5.24%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the period ended December 31, 2010)
Global Real Estate Investments Fund (Prospectus Summary) | Global Real Estate Investments Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.24%)
Global Real Estate Investments Fund | FTSE EPRA/NAREIT Devloped Real Estate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2009
Global Real Estate Investments Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including but not limited to initial offering expenses of the Fund as a closed-end interval investment fund, administration fees, custodian fees, fund accounting fees, shareholder servicing fees and interest expense)	rr_OtherExpensesOverAssets	10.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.24%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.48%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.76%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	838
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,871
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	4,658
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,238
Annual Return 2010	rr_AnnualReturn2010	18.08%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2009
Global Real Estate Investments Fund | Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2009
Global Real Estate Investments Fund | Class A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2009

[1]	The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including all offering expenses, but excluding interest, brokerage commissions and extraordinary expenses), to the extent that they exceed 2.75% per annum of the Fund's average daily net assets (the "Expense Limitation"). Acquired Fund Fees and Expenses is excluded from the Expense Limitation. In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation to be exceeded. Prior year expenses can only be recaptured if the current year expense ratio is less than the expense cap in place at the time the prior year expenses were waived. The Expense Limitation Agreement will remain in effect unless and until the Board approves its modification or termination. See "Management of the Fund."